GOODWILL	12 Months Ended
Dec. 31, 2022
Disclosure Of Goodwill [abstract]
GOODWILL	GOODWILL

	2022	2021
Cost
Recycomb S.A.U.	102,078	102,078
Total	102,078	102,078
For impairment testing purposes, goodwill was allocated to the waste treatment cash-generating unit.
Waste treatment cash-generating unit:
The recoverable amount of this cash-generating unit is determined based on a calculation of the value in use which uses cash flow projections based on financial budgets approved by the directors for a five-year period.
The key hypothesis used in the determination of the recoverable value are consistent with the ones disclosed in Note 13.2 used for the impairment test of property, plant and equipment items.